Equity_Details of equity (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2020 KRW (₩)		Dec. 31, 2019 KRW (₩)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Capital
Common stock capital		₩ 3,611,338,000,000		₩ 3,611,338,000,000		$ 3,325,051
Hybrid securities		1,895,366,000,000		997,544,000,000		1,745,112
Capital surplus
Paid in capital in excess of par		608,348,000,000		608,348,000,000
Equity method		0		1,153,000,000
Others		17,763,000,000		16,794,000,000
Sub-total		626,111,000,000		626,295,000,000		576,476
Capital adjustments
Treasury stocks		0		0
Other adjustments	[1]	(1,775,312,000,000)		(1,748,667,000,000)
Sub-total		(1,775,312,000,000)		(1,748,667,000,000)
Accumulated other comprehensive income [Abstract]
Financial assets at FVTOCI		(9,833,000,000)		(71,914,000,000)
Changes in capital due to equity method		(2,609,000,000)		915,000,000
Loss from foreign business translation		(298,363,000,000)		(152,987,000,000)
Remeasurements of defined benefit plan		(261,195,000,000)		(270,977,000,000)
Loss on evaluation of cash flow hedge		(1,386,000,000)		(5,692,000,000)
Capital related to noncurrent assets held for sale		1,226,000,000		0
Sub-total		(572,160,000,000)		(500,655,000,000)				₩ (572,210,000,000)	₩ (481,900,000,000)
Retained earnings		19,268,265,000,000	[2],[3]	18,524,515,000,000	[2],[3]	17,740,784
Non-controlling interest		3,672,237,000,000	[4]	3,981,962,000,000	[4]	3,381,122
Total		₩ 26,725,845,000,000		25,492,332,000,000		$ 24,607,168	$ 23,471,441	₩ 21,953,044,000,000	₩ 20,564,900,000,000
Additional description for other equity		Included 178,060 million won in capital transaction profit and loss recognized by Woori Bank and (formerly) Woori Financial Group in 2014 and 223,228 million won due to the spin-off of Gyeongnam Bank and Gwangju Bank. During the previous term, the Group entered an agreement to acquire additional interest in the Woori Asset Trust Co., Ltd., and the capital adjustment reduced by 111,242 million won.
Additional description for non-controlling interest		The hybrid securities issued by Woori Bank amounting to 3,660,814 million won and 3,105,070 million won as of December 31, 2019 and 2020, respectively, are recognized as non-controlling interests. 134,421 million won and 162,362 million won of dividends for the hybrid securities are allocated to net profit and loss of the non-controlling interests for the years ended December 31, 2019 and 2020, respectively.
Additional description for retained earnings		The regulatory reserve for credit loss in retained earnings amounted to 2,356,246 million Won and 2,547,547 million Won as of December 31, 2019 and 2020, respectively in accordance with the relevant article. The earned surplus reserve in retained earnings amounted to 62,830 million Won as of December 31, 2020 in accordance with the Article 53 of the Financial Holding Company Act.
Earned surplus reserve		₩ 62,830,000,000
Regulatory reserve for credit loss		₩ 2,547,547,000,000		₩ 2,356,246,000,000

[1]	Included 178,060 million Won in capital transaction profit and loss recognized by Woori Bank and (formerly) Woori Financial Group in 2014 and 223,228 million Won due to the spin-off of Gyeongnam Bank and Gwangju Bank. During the previous term, the Group entered an agreement to acquire additional interest in the Woori Asset Trust Co., Ltd., and the capital adjustment reduced by 111,242 million Won.
[2]	The earned surplus reserve in retained earnings amounted to 62,830 million Won as of December 31, 2020 in accordance with the Article 53 of the Financial Holding Company Act.
[3]	The regulatory reserve for credit loss in retained earnings amounted to 2,356,246 million Won and 2,547,547 million Won as of December 31, 2019 and 2020, respectively in accordance with the relevant article.
[4]	The hybrid securities issued by Woori Bank amounting to 3,660,814 million Won and 3,105,070 million Won as of December 31, 2019 and 2020, respectively, are recognized as non-controlling interests. 134,421 million Won and 162,362 million Won of dividends for the hybrid securities are allocated to net profit and loss of the non-controlling interests for the years ended December 31, 2019 and 2020, respectively.